Secured Borrowings (Other Aircraft Secured Debt Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 item loan	Dec. 31, 2012 item	Dec. 31, 2011
Secured Borrowings (Textual) [Abstract]
Repayment of debt	$ 444,607,000	$ 847,607,000	$ 204,867,000
Number of aircraft purchased during the period	14	4
Purchase of aircraft	632,944,000	50,803,000	52,128,000
Number of loans refinancing aircraft owned by Company	4
Other Aircraft Secured Borrowings [Member]
Secured Borrowings (Textual) [Abstract]
Repayment of debt	28,700,000	21,800,000
Number of aircraft purchased during the period	4
Purchase of aircraft	237,500,000
Recourse debt	134,900,000
Refinanced amount	112,000,000
Number of loans on aircraft that were assumed with the acquisition of the GAAM portfolio	2
Number of aircraft financed	3
Number of loans that were arranged in connection with the re-lease of aircraft	3
Loans that were arranged in connection with the purchase of additional aircraft	8
Accrued interest on the notes	$ 1,100,000	$ 1,000,000